RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Net book value of rights-of-use assets (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	₽ 130,503	₽ 138,817
Depreciation, right-of-use assets	18,849	19,965	₽ 19,568
Additions to right-of-use assets	13,102	20,436	22,572
Interest expense accrued on lease liabilities	12,277	13,416	12,852
Discontinued operations
Disclosure of quantitative information about right-of-use assets
Depreciation, right-of-use assets	3	1,644	1,388
Interest expense accrued on lease liabilities	1	1,246	1,066
Sites for placement of network and base station equipment
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	93,948	93,694
Depreciation, right-of-use assets	6,903	6,900	7,784
Land and buildings
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	36,468	45,020
Depreciation, right-of-use assets	11,903	11,968	10,955
Vehicles and other
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	87	103
Depreciation, right-of-use assets	₽ 43	404	135
Exclusive rights for trademarks
Disclosure of quantitative information about right-of-use assets
Depreciation, right-of-use assets		₽ 693	₽ 694